Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income	$ 44,085	$ 63,141
Adjustments to reconcile net income to cash from operating activities:
Depreciation	166,683	131,319
Amortization of deferred financing costs	3,000	1,635
Loss on disposal of property, plant and equipment	767	1,659
Gain on derivative financial instruments	(3,952)	(6,063)
Stock-based compensation expense	8,706	15,828
Cash settlement of deferred share unit plan	0	(7,817)
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
Dividends and advances received from affiliates and joint ventures	7,336	19,330
Deferred income tax expense	19,230	15,981
Change in fair value of contingent obligations	53,206	8,268
Unrealized foreign currency loss	(2,843)	7,699
Other adjustments to cash from operating activities	1,231	1,675
Net changes in non-cash working capital	(64,543)	50,634
Total operating activities	217,607	278,090
Investing activities:
Acquisition of MacKellar, net of cash acquired	0	(51,671)
Purchase of property, plant and equipment	(280,144)	(202,809)
Additions to intangible assets	(4,199)	(683)
Proceeds on disposal of property, plant and equipment	13,568	10,419
Buyout of BNA Remanufacturing LP, net of cash acquired	(3,863)	0
Net payment on the wind up of affiliates and joint ventures	0	(387)
Net collections (advances) of loans with affiliates and joint ventures	(4,060)	(2,345)
Cash settlement of derivative financial instruments	4,015	2,597
Total investing activities	(274,683)	(244,879)
Financing activities:
Proceeds from long-term debt	234,468	340,027
Repayment of long-term debt	(130,338)	(315,598)
Financing costs	(1,036)	(5,782)
Payments towards contingent obligations	(39,689)	(10,369)
Dividends paid	(10,644)	(10,034)
Share purchase program	(4,311)	0
Purchase of treasury shares	(2,466)	(5,991)
Total financing activities	45,984	(7,747)
(Decrease) increase in cash	(11,092)	25,464
Effect of exchange rate on changes in cash	353	(5,994)
Cash, beginning of year	88,614	69,144
Cash, end of year	$ 77,875	$ 88,614